Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 7,225	$ 7,290
Costs
Purchased power (includes $2,252 related party costs; 2020 - $2,513) (Note 29)	3,579	3,854
Operation, maintenance and administration (Note 29)	1,112	1,070
Depreciation, amortization and asset removal costs (Note 5)	922	884
Total costs	5,613	5,808
Income before financing charges and income tax expense	1,612	1,482
Financing charges (Note 6)	461	471
Income before income tax expense	1,151	1,011
Income tax expense (recovery) (Note 7)	178	(785)
Net income	973	1,796
Other comprehensive income (Note 8)	17	(24)
Comprehensive income	990	1,772
Net income attributable to:
Noncontrolling interest (Note 28)	8	8
Preferred shareholders (Note 24)	0	18
Common shareholders	965	1,770
Net income (loss)	973	1,796
Comprehensive income (loss) attributable to:
Noncontrolling interest (Note 28)	8	8
Preferred shareholders (Note 24)	0	18
Common shareholders	$ 982	$ 1,746
Earnings per common share (Note 26)
Basic (in dollars per share)	$ 1.61	$ 2.96
Diluted (in dollars per share)	1.61	2.95
Dividends per common share declared (Note 25) (in dollars per share)	$ 1.05	$ 1.00
Distribution [Member]
Revenues
Revenues	$ 5,359	$ 5,507
Transmission [Member]
Revenues
Revenues	1,824	1,740
Other Revenue [Member]
Revenues
Revenues	$ 42	$ 43